Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 264,687	$ 411,213	$ 75,416	$ 751,316
Salar de Atacama [Member]
Total	129,163	$ 411,213	74,572	614,948
El Norte Grande Caliche [Member]
Total	$ 135,524		$ 844	$ 136,368